UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2011
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this
report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28-__________________ _________________________
[Repeat as necessary.]
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: _____________________
Form 13F Information Table Value Total: 	$154,462 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________ ______________________________________
[Repeat as necessary.]

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title 	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting authority
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Abercrombie & Fitch	Common Stock	002896207	$212	4,350			SOLE	4,350
Altria Group Inc	Common Stock	02209S103	$1,292	43,575			SOLE	43,575
Amazon.Com Inc	Common Stock	023135106	$3,159	18,250			SOLE	18,250
American Express	Common Stock	025816109	$1,026	21,750			SOLE	21,750
Amgen Inc	Common Stock	031162100	$374	5,827			SOLE	5,827
Annaly Capital M	REIT	035710409	$1,137	71,250			SOLE	71,250
Apple Inc	Common Stock	037833100	$17,233	42,550			SOLE	42,550
Autozone Inc	Common Stock	053332102	$650	2,000			SOLE	2,000
B&G Foods Inc	Common Stock	05508R106	$938	38,950			SOLE	38,950
Baidu Inc-Sp Adr	ADR	056752108	$2,463	21,150			SOLE	21,150
Barrick Gold Crp	Common Stock	067901108	$509	11,250			SOLE	11,250
BP Prud Bay-RTU	Royalty Trst	055630107	$1,606	14,090			SOLE	14,090
Cablevision Sy-A	Common Stock	12686C109	$512	36,000			SOLE	36,000
Caterpillar Inc	Common Stock	149123101	$2,985	32,950			SOLE	32,950
Chevron Corp	Common Stock	166764100	$2,418	22,729			SOLE	22,729
Chipotle Mexican	Common Stock	169656105	$3,681	10,900			SOLE	10,900
Compass Diversif	Ltd Part	20451Q104	$621	50,099			SOLE	50,099
Cons Edison Inc	Common Stock	209115104	$2,039	32,875			SOLE	32,875
Cummins Inc	Common Stock	231021106	$1,540	17,500			SOLE	17,500
Enerplus Corp	Common Stock	292766102	$3,545	140,000			SOLE	140,000
Exxon Mobil Corp	Common Stock	30231G102	$1,000	11,800			SOLE	11,800
General Electric	Common Stock	369604103	$2,832	158,150			SOLE	158,150
General Motors C	Common Stock	37045V100	$233	11,500			SOLE	11,500
Goldman Sachs Gp	Common Stock	38141G104	$1,831	20,250			SOLE	20,250
Google Inc-Cl A	Common Stock	38259P508	$10,631	16,459			SOLE	16,459
IBM	Common Stock	459200101	$7,530	40,948			SOLE	40,948
J.C. Penney Co	Common Stock	708160106	$448	12,750			SOLE	12,750
Kraft Foods Inc	Common Stock	50075N104	$418	11,197			SOLE	11,197
Las Vegas Sands	Common Stock	517834107	$227	5,320			SOLE	5,320
Market Vectors O	ETP	57060U191	$4,480	39,000			SOLE	39,000
Mastercard Inc-A	Common Stock	57636Q104	$4,138	11,100			SOLE	11,100
McDonalds Corp	Common Stock	580135101	$7,580	75,553			SOLE	75,553
Microsoft Corp	Common Stock	594918104	$618	23,800			SOLE	23,800
News Corp-A	Common Stock	65248E104	$446	25,000			SOLE	25,000
People's United	Common Stock	712704105	$175	13,592			SOLE	13,592
Pfizer Inc	Common Stock	717081103	$238	11,000			SOLE	11,000
Philip Morris In	Common Stock	718172109	$1,923	24,500			SOLE	24,500
Priceline.Com	Common Stock	741503403	$5,262	11,250			SOLE	11,250
Procter & Gamble	Common Stock	742718109	$1,774	26,600			SOLE	26,600
Qualcomm Inc	Common Stock	747525103	$219	4,000			SOLE	4,000
Ralph Lauren Cor	Common Stock	751212101	$1,056	7,650			SOLE	7,650
Salesforce.Com	Common Stock	79466L302	$1,020	10,050			SOLE	10,050
Schlumberger Ltd	Common Stock	806857108	$1,486	21,750			SOLE	21,750
SPDR DJIA Trust	ETP	78467X109	$5,112	41,950			SOLE	41,950
SPDR Gold Trust	ETP	78463V107	$213	1,400			SOLE	1,400
SPDR S&P 500 ETF	ETP	78462F103	$32,216	256,700			SOLE	256,700
Starbucks Corp	Common Stock	855244109	$345	7,500			SOLE	7,500
Tiffany & Co	Common Stock	886547108	$345	5,200			SOLE	5,200
Unilever NV-Nys	NY Reg Shrs	904784709	$3,115	90,638			SOLE	90,638
United Tech Corp	Common Stock	913017109	$841	11,500			SOLE	11,500
US Steel Corp	Common Stock	912909108	$595	22,500			SOLE	22,500
Verizon Communic	Common Stock	92343V104	$4,259	106,150			SOLE	106,150
Wal-Mart Stores	Common Stock	931142103	$1,195	20,000			SOLE	20,000
Wells Fargo & Co	Common Stock	949746101	$496	18,000			SOLE	18,000
Windstream Corp	Common Stock	97381W104	$368	31,325			SOLE	31,325
Wynn Resorts Ltd	Common Stock	983134107	$1,856	16,800			SOLE	16,800